Loss per share (Details Narrative)	12 Months Ended
Jun. 30, 2025 shares
Share options [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	2,276,500
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	276,677
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	10,152,085
Contingent Value Rights [member]
IfrsStatementLineItems [Line Items]
Anti dilutive securities	2,283,929